Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

Notes to Consolidated Financial Statements

Note 1. Basis of Presentation and Summary of Significant Accounting Policies

basis of presentation

The accompanying consolidated financial statements represent the consolidation of General Electric Company (the Company) and all companies that we directly or indirectly control, either through majority ownership or otherwise. See Note 1 to the consolidated financial statements of our Annual Report on Form 10-K for the year ended December 31, 2015 that discusses our consolidation and financial statement presentation. As used in this report on Form 10-Q (Report), “GE” represents the adding together of all affiliated companies except other than GE Capital (GE Capital or Financial Services), whose continuing operations are presented on a one-line basis; GE Capital consists of General Capital Global Holdings, LLC (GECGH) and all of its affiliates; and “Consolidated” represents the adding together of GE and GE Capital with the effects of transactions between the two eliminated. Unless otherwise indicated, we refer to the caption revenues and other income simply as “revenues” throughout this Form 10-Q.

We have reclassified certain prior-period amounts to conform to the current-period presentation. Certain columns and rows may not add due to the use of rounded numbers. Percentages presented are calculated from the underlying numbers in millions. Unless otherwise indicated, information in these notes to the consolidated financial statements relates to continuing operations.

THE GE Capital Exit Plan

On April 10, 2015, the Company announced its plan (the GE Capital Exit Plan) to reduce the size of its financial services businesses through the sale of most of the assets of GE Capital over the following 24 months, and to focus on continued investment and growth in the Company’s industrial businesses. Under the GE Capital Exit Plan, which was approved on April 2, 2015 and aspects of which were approved on March 31, 2015, the Company will retain certain GE Capital businesses, principally its vertical financing businesses—GE Capital Aviation Services (GECAS), Energy Financial Services (EFS) and Industrial Finance (which includes Healthcare Equipment Finance and Working Capital Solutions)—that relate to the Company’s core industrial domain and other operations, including our run-off insurance activities, and allocated corporate costs (together referred to as GE Capital Verticals or Verticals). As of March 31, 2016, we have incurred $22,630 million in after-tax charges related to the GE Capital Exit Plan.

In the three months ended March 31, 2016, GE recorded $600 million of after-tax charges related to the GE Capital Exit Plan, of which $342 million was recorded in continuing operations and $258 million was recorded in discontinued operations. A description of these after-tax charges is provided below.

  $289 million of charges associated with the preferred equity exchange that was completed in January 2016, which was recorded in continuing operations and reported in GE Capital’s corporate component under the caption “Preferred stock dividends” in the Statement of Earnings.
  $255 million of net loss primarily related to the completed and planned dispositions of most of the CLL businesses, which was recorded in discontinued operations under the caption “Earnings (loss) from discontinued operations, net of taxes” in the Statement of Earnings.
  $56 million of restructuring and other charges, of which $4 million was recorded in discontinued operations under the caption “Earnings (loss) from discontinued operations, net of taxes” in the Statement of Earnings and $52 million was recorded in continuing operations and reported in GE Capital’s corporate component under the caption “Selling, general and administrative expenses” in the Statement of Earnings.

For additional information about the GE Capital Exit Plan 2015 sales agreements and after-tax charges, refer to the 2015 GE Form 10-K report.

See Note 2 to the consolidated financial statements for additional information.

interim period presentation

The consolidated financial statements and notes thereto are unaudited. These statements include all adjustments (consisting of normal recurring accruals) that we considered necessary to present a fair statement of our results of operations, financial position and cash flows. The results reported in these consolidated financial statements should not be regarded as necessarily indicative of results that may be expected for the entire year. It is suggested that these consolidated financial statements be read in conjunction with the financial statements and notes thereto included in our 2015 consolidated financial statements of our Annual Report on Form 10-K.

summary of significant accounting policies

Please refer to Note 1, Basis of Presentation and Summary of Significant Accounting Policies, to the consolidated financial statements of our 2015 Form 10-K Report for the discussion of our significant accounting policies.

ACCOUNTING CHANGES

On January 1, 2016, we adopted ASU 2015-16, Simplifying the Accounting for Measurement-Period Adjustments, which eliminated the requirement for an acquirer in a business combination to account for measurement-period adjustments retrospectively. The adoption of ASU 2015-16 did not have a material impact on the financial results reported for the period ended March 31, 2016. See Note 7 for further discussion of the purchase accounting impact of recent acquisitions.

On January 1, 2016, we adopted ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs, which requires that debt issuance costs related to a recognized debt liability to be presented on the balance sheet as a direct deduction from the debt liability, similar to the presentation of debt premiums and discounts. ASU 2015-03 applies retrospectively and does not change the recognition and measurement requirements for debt issuance costs. The adoption of ASU 2015-03 resulted in the reclassification of $674 million of unamortized debt issuance costs related to the Company's borrowings from all other assets to short-term and long-term borrowings within our consolidated balance sheet as of December 31, 2015.

On January 1, 2016, we adopted ASU 2015-02, Amendments to the Consolidation Analysis. The ASU amended the consolidation guidance for VIEs and general partners' investment in limited partnerships and modified the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities.

Upon adoption, we deconsolidated three investment funds managed by GE Asset Management (GEAM) that had been accounted for under the guidance prior to the issuance of ASU 2009-17, Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities, by virtue of the deferral provided by ASU 2010-10, Amendments for Certain Investment Funds. We concluded that GEAM’s management contracts were no longer variable interests in the three investment funds and therefore continued consolidation was not appropriate. We deconsolidated net assets and noncontrolling interests of $123 million, respectively.

In addition, many of the limited partnerships in which EFS invests became VIEs because the limited partners have no participating rights or substantive removal rights over the general partners. The general partners continue to control these limited partnerships, however, our disclosed exposure to unconsolidated VIEs in Note 16 increased by $6,110 million as a result.

ACCELERATED SHARE REPURCHASE AGREEMENTS

In March 2016, we entered into an accelerated share repurchase (ASR) agreement to repurchase shares of GE common stock. Under an ASR agreement, the Company pays a specified amount to a financial institution and receives an initial delivery of shares based on the terms of the agreement. Upon settlement of the agreement, the financial institution delivers additional shares, or the Company returns shares, with the final net number of shares calculated based on the volume-weighted average price of GE common stock over the term of the agreement, less an agreed upon discount. When certain conditions are met, the transaction is accounted for as an equity transaction and the shares are included in treasury stock when received, at which time there is an immediate reduction in the weighted average number of common shares used in calculating earnings per share.